Document and Entity Information	Jan. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2024
Entity File Number	000-20914
Entity Registrant Name	OHIO VALLEY BANC CORP
Entity Central Index Key	0000894671
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-1359191
Entity Address, Address Line One	420 THIRD AVENUE
Entity Address, Address Line Two	PO BOX 240
Entity Address, City or Town	GALLIPOLIS
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45631
City Area Code	740
Local Phone Number	446-2631
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	OVBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false